Average Annual Total Returns			12 Months Ended		42 Months Ended	55 Months Ended	60 Months Ended		83 Months Ended	91 Months Ended	98 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended			126 Months Ended		129 Months Ended	132 Months Ended	173 Months Ended	175 Months Ended	176 Months Ended	180 Months Ended	184 Months Ended	468 Months Ended
		Aug. 28, 2026	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
EIC Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares Return Before Taxes
Average Annual Return, Percent	[1]		9.23%				12.33%							10.29%								9.52%
Performance Inception Date		May 19, 2011
EIC Value Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		7.14%				10.36%							8.47%								8.10%
Performance Inception Date		May 19, 2011
EIC Value Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			6.95%				9.51%							7.94%								7.57%
Performance Inception Date		May 19, 2011
EIC Value Fund Class A | S&P 500® Index (reflects no deductions for fees or Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees or expenses or taxes)
Average Annual Return, Percent	[2]		17.88%				14.42%							14.82%								13.88%
Performance Inception Date		May 19, 2011
EIC Value Fund Class A | Russell 3000® Value Index (reflects no deductions for fees or Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		15.71%				11.18%							10.46%								10.36%
Performance Inception Date		May 19, 2011
EIC Value Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares Return Before Taxes
Average Annual Return, Percent			14.78%	[3]			12.77%							10.09%							9.34%
Performance Inception Date		Jul. 18, 2011
EIC Value Fund Class C | S&P 500® Index (reflects no deductions for fees or Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees or expenses or taxes)
Average Annual Return, Percent	[2]		17.88%				14.42%							14.82%							14.25%
Performance Inception Date		Jul. 18, 2011
EIC Value Fund Class C | Russell 3000® Value Index (reflects no deductions for fees or Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Value Index (reflects no deductions for fees or expenses or taxes)
Average Annual Return, Percent	[2]		15.71%				11.18%							10.46%							10.80%
Performance Inception Date		Jul. 18, 2011
EIC Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares Return Before Taxes
Average Annual Return, Percent			15.93%				13.91%							11.20%									10.18%
Performance Inception Date		Apr. 29, 2011
EIC Value Fund Institutional Class | S&P 500® Index (reflects no deductions for fees or Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees or Expenses)
Average Annual Return, Percent	[2]		17.88%				14.42%							14.82%									13.72%
Performance Inception Date		Apr. 29, 2011
EIC Value Fund Institutional Class | Russell 3000® Value Index (reflects no deductions for fees or Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Value Index (reflects no deductions for fees or Expenses)
Average Annual Return, Percent	[2]		15.71%				11.18%							10.46%									10.21%
Performance Inception Date		Apr. 29, 2011
Polen Opportunistic High Yield Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Shares Return Before Taxes
Average Annual Return, Percent			4.38%				3.45%							4.94%				4.28%
Polen Opportunistic High Yield Fund Investor Class | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Bloomberg U.S. Universal Index
Average Annual Return, Percent	[4],[5]		7.58%				0.06%							2.44%					2.33%
Performance Inception Date		Jul. 16, 2015
Polen Opportunistic High Yield Fund Investor Class | ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	[5],[6]		850.00%				449.00%							644.00%					540.00%
Polen Opportunistic High Yield Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			4.47%				3.75%							5.27%				4.60%
Polen Opportunistic High Yield Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.74%				3.82%							5.30%				4.63%
Polen Opportunistic High Yield Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.32%				0.68%							1.86%				1.25%
Polen Opportunistic High Yield Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[7]		2.77%				1.53%							2.51%				2.00%
Private Capital Management Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.11%)				13.61%							11.49%												13.63%
Performance Inception Date		Jan. 01, 1987
Private Capital Management Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.61%)				12.00%							9.37%												12.92%
Performance Inception Date		Jan. 01, 1987
Private Capital Management Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			0.29%	[8]			10.54%							8.74%												12.50%
Performance Inception Date		Jan. 01, 1987
Private Capital Management Value Fund Class I | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Index2 (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[9]		12.81%				6.09%							9.62%												9.33%
Performance Inception Date		Jan. 01, 1987
Private Capital Management Value Fund Class I | Russell 1000® Equal Weight Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Equal Weight Index3 (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[10]		11.16%				8.23%							10.39%
Performance Inception Date		Jan. 01, 1987
Pacific Capital Tax-Free Securities Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.03%				0.91%							2.10%
Pacific Capital Tax-Free Securities Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.99%				0.88%							2.08%
Pacific Capital Tax-Free Securities Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.33%				1.28%	[11]						2.20%	[11]
Pacific Capital Tax-Free Securities Fund Class Y | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index2 (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[12]		4.25%				0.80%							2.35%
Pacific Capital Tax-Free Securities Fund Class Y | Bloomberg Hawaii Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Hawaii Municipal Bond Index2 (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[12]		4.72%				0.64%							2.12%
Pacific Capital U.S. Government Money Market Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Shares
Average Annual Return, Percent	[13]		0.25%							1.18%
Performance Inception Date		Jun. 14, 2018
Polen Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.50%				4.76%							12.08%										12.62%
Performance Inception Date		Dec. 30, 2010
Polen Growth Fund Investor Class | S&P 500® Index (reflects no deductions for fees or Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	[14]			14.42%	[14]						14.81%	[14]									14.05%
Performance Inception Date		Dec. 30, 2010
Polen Growth Fund Investor Class | Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			18.56%	[14]			15.31%	[14]						18.11%	[14]									16.55%
Performance Inception Date		Dec. 30, 2010
Polen Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.77%				5.03%							12.36%											13.64%
Performance Inception Date		Sep. 15, 2010
Polen Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(2.79%)				2.77%							10.99%											12.50%
Performance Inception Date		Sep. 15, 2010
Polen Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			6.96%	[15]			3.77%	[15]						10.20%											11.68%
Performance Inception Date		Sep. 15, 2010
Polen Growth Fund Institutional Class | S&P 500® Index (reflects no deductions for fees or Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	[14]			14.42%	[14]						14.81%	[14]										14.64%
Performance Inception Date		Sep. 15, 2010
Polen Growth Fund Institutional Class | Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			18.56%	[14]			15.31%	[14]						18.11%	[14]										17.27%
Performance Inception Date		Sep. 15, 2010
Polen Global Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.66%				3.63%							10.35%			10.29%
Performance Inception Date		Jul. 06, 2015
Polen Global Growth Fund Investor Class | MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[16]		22.34%				11.19%							11.71%			10.67%
Performance Inception Date		Jul. 06, 2015
Polen Global Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.88%				3.89%							10.63%						10.37%
Performance Inception Date		Dec. 30, 2014
Polen Global Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.43%				2.65%							9.92%						9.72%
Performance Inception Date		Dec. 30, 2014
Polen Global Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.20%	[17]			3.00%	[17]						8.80%						8.63%
Performance Inception Date		Dec. 30, 2014
Polen Global Growth Fund Institutional Class | MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[16]		22.34%				11.19%							11.71%		10.30%
Performance Inception Date		Dec. 30, 2014
Polen International Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.97%)				(2.24%)					3.98%
Performance Inception Date		Mar. 15, 2017
Polen International Growth Fund Investor Class | MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[18]		32.39%				7.90%					8.34%
Performance Inception Date		Mar. 15, 2017
Polen International Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(0.72%)				2.00%						5.16%
Performance Inception Date		Dec. 30, 2016
Polen International Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.54%)				(1.98%)						5.13%
Performance Inception Date		Dec. 30, 2016
Polen International Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			(0.23%)	[19]			1.45%	[19]					4.12%
Performance Inception Date		Dec. 30, 2016
Polen International Growth Fund Institutional Class | MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[18]		32.39%				7.90%						8.85%
Performance Inception Date		Dec. 30, 2016
Polen 5Perspectives Small Growth Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.75%				(1.44%)		5.90%
Performance Inception Date		Feb. 07, 2019
Polen 5Perspectives Small Growth Fund Investor Class | Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[20]		13.01%				3.18%		8.96%
Performance Inception Date		Feb. 07, 2019
Polen 5Perspectives Small Growth Fund Investor Class | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[20]		18.15%				14.58%		19.32%
Performance Inception Date		Feb. 07, 2019
Polen 5Perspectives Small Growth Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.05%				(1.20%)				7.06%
Performance Inception Date		Oct. 31, 2017
Polen 5Perspectives Small Growth Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.05%				(1.39%)				6.91%
Performance Inception Date		Oct. 31, 2017
Polen 5Perspectives Small Growth Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			7.13%				(0.90%)	[21]			5.66%
Performance Inception Date		Oct. 31, 2017
Polen 5Perspectives Small Growth Fund Institutional Class | Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[20]		13.01%				3.18%				8.10%
Performance Inception Date		Oct. 31, 2017
Polen 5Perspectives Small Growth Fund Institutional Class | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[20]		18.15%				14.58%				17.63%
Performance Inception Date		Oct. 31, 2017
Polen 5Perspectives Small Growth Fund Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.14%			2.17%	2.17%
Performance Inception Date		Jun. 01, 2021
Polen 5Perspectives Small Growth Fund Class Y | Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[20]		13.01%			3.14%	3.14%
Performance Inception Date		Jun. 01, 2021
Polen 5Perspectives Small Growth Fund Class Y | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[20]		18.15%			14.60%	14.60%
Performance Inception Date		Jun. 01, 2021
Polen Floating Rate Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.37%		7.88%
Performance Inception Date		Jun. 30, 2022
Polen Floating Rate Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.65%)		3.71%
Performance Inception Date		Jun. 30, 2022
Polen Floating Rate Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares1
Average Annual Return, Percent	[22]		1.39%		4.25%
Performance Inception Date		Jun. 30, 2022
Polen Floating Rate Income ETF | Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	[23]		8.96%		7.02%
Performance Inception Date		Jun. 30, 2022
Polen Floating Rate Income ETF | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Universal Index
Average Annual Return, Percent	[23],[24]		2.02%		(1.92%)
Performance Inception Date		Jun. 30, 2022

[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.50%.
[2]	Effective September 1, 2024, the Fund’s primary broad-based performance index changed to the S&P 500® Index due to the SEC’s revised definition for such an index. The S&P 500® Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The Fund will retain the Russell 3000® Value Index as its additional benchmark for performance comparison. The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe, which more closely aligns with the Fund’s investment strategy.
[3]	Reflects the imposition of the maximum deferred sales charge of 1.00%.
[4]	Source: Bloomberg Index Services Limited. BLOOMBERG® and the Bloomberg indices referenced herein (for purposes of this paragraph, the “Indices”, and each such index, an “Index”) are service marks of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes to Polen Capital Credit, LLC (the “Licensee”). To the extent a Third-Party Provider contributes intellectual property in connection with the Index, such third-party products, company names and logos are trademarks or service marks, and remain the property, of such Third-Party Provider. Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, shall have any liability or responsibility for injury or damages arising in connection therewith.
[5]	The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.
[6]	Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, its affiliates and their respective third-party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the index, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates or their respective third-party providers shall not be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the index or the index data or any component thereof, and the index and index data and all components thereof are
[7]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant periods.
[8]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[9]	The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization.
[10]	The Russell 1000® Equal Weight Index is an unmanaged broad-based securities market index measuring the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization. As an “equal weight” index, the Russell 1000® Equal Weight Index equally weights each industry within the index and then equally weights the companies within each industry. This methodology is intended to capture representative performance of the investable companies in the U.S. equity market.
[11]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant periods.
[12]	Effective September 1, 2024, the Fund’s primary broad-based performance index changed to the Bloomberg Municipal Bond Index due to regulatory requirements. The Bloomberg Municipal Bond Index measures the performance of the Bloomberg U.S. Municipal bond market, which covers the USD-denominated long-term tax-exempt bond market with four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The Fund will retain the Bloomberg Hawaii Municipal Bond Index as its additional benchmark for performance comparison. The Bloomberg Hawaii Municipal Bond Index is a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.
[13]	The Fund ceased investment operations on April 14, 2021.
[14]	The Russell 1000® Growth Index is an unmanaged index measuring the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-value ratios and higher forecasted growth values. The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[15]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[16]	The MSCI All Country World® Index (“ACWI”) (Net Dividend) captures large and mid-cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 2,837 constituents, the MSCI ACWI (Net Dividend) covers approximately 85% of the global investable equity opportunity.
[17]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[18]	The MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend) captures large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries. With 2,226 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.
[19]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant periods.
[20]	The Russell 2000® Growth Index is an unmanaged index measuring the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[21]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[22]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.
[23]	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan index. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.
[24]	Source: Bloomberg Index Services Limited. BLOOMBERG® and the Bloomberg indices referenced herein (for purposes of this paragraph, the “Indices”, and each such index, an “Index”) are service marks of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider,”) and have been licensed for use for certain purposes to Polen Capital Credit, LLC (the “Licensee”). To the extent a Third-Party Provider contributes intellectual property in connection with the Index, such third-party products, company names and logos are trademarks or service marks, and remain the property, of such Third-Party Provider. Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither Bloomberg nor Bloomberg’s licensors, including a Third-Party Provider, shall have any liability or responsibility for injury or damages arising in connection therewith.